Leases - Disaggregation of Lease Income (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 22, 2019
Rental revenue
Fixed lease income	$ 446	$ 31,097	$ 19,350
Variable lease income	69	2,126	1,241
Variable lease income
Above/below market lease amortization	(2)	504	(564)
Uncollectible amounts in lease income	0	0	(222)
Uncollectible amounts in lease income	$ 513	$ 33,727	$ 19,805